Exhibit 99.1

NISSAN AUTO LEASE TRUST 2009-A
Monthly Servicer's Report
for the month of February 2010

Collection Period Start	1-Feb-10	Distribution Date	15-Mar-10
Collection Period End	28-Feb-10	30/360 Days	30
Beg. of Interest Period	16-Feb-10	Actual/360 Days	27
End of Interest Period	15-Mar-10

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,410,566,560.08	1,206,748,622.35	1,174,253,291.29	0.8324693
Total Securities		1,410,566,560.08	1,206,748,622.35	1,174,253,291.29	0.8324693
Class A-1 Notes	1.043350%	208,000,000.00	4,182,062.27	0.00	0.0000000
Class A-2 Notes	2.010000%	304,000,000.00	304,000,000.00	275,686,731.21	0.9068642
Class A-3 Notes	2.920000%	485,000,000.00	485,000,000.00	485,000,000.00	1.0000000
Class A-4 Notes	3.510000%	85,610,000.00	85,610,000.00	85,610,000.00	1.0000000
Certificates	0.000000%	327,956,560.08	327,956,560.08	327,956,560.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	4,182,062.27	3,272.52	20.1060686	0.0157333
Class A-2 Notes	28,313,268.79	509,200.00	93.1357526	1.6750000
Class A-3 Notes	0.00	1,180,166.67	0.0000000	2.4333333
Class A-4 Notes	0.00	250,409.25	0.0000000	2.9250000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,495,331.06	1,943,048.44

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				16,768,796.67
Monthly Interest				7,252,100.91
Total Monthly Payments				24,020,897.58

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				1,505,739.29
Aggregate Sales Proceeds Advance				6,900,506.87
Total Advances				8,406,246.16

Vehicle Disposition Proceeds:
Reallocation Payments				6,016,837.15
Repurchase Payments				1,059,757.28
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,755,967.02
Excess Wear and Tear and Excess Mileage				59,078.28
Remaining Payoffs				0.00
Net Insurance Proceeds				626,311.65
Residual Value Surplus				221,335.28
Total Collections				46,166,430.40

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	4,934,478.15			307
Bankruptcty	201,583.00			11
Involuntary Repossession	367,038.00			23
Voluntary Repossession	354,904.00			17
Full Term	158,834.00			7
Insurance Payoff		622,631.90		28
Customer Payoff			99,814.64	5
Grounding Dealer Payoff			4,201,179.04	196
Dealer Purchase			1,035,659.95	45
Total	6,016,837.15	622,631.90	5,336,653.63	639

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2009-A
Monthly Servicer's Report
for the month of February 2010

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	65,130	1,404,742,928.76	7.40000%	1,206,748,622.35
Total Depreciation Received		(18,880,700.93)		(17,429,823.66)
Principal Amount of Gross Losses	(82)	(1,779,794.41)		(1,538,459.73)
Repurchase / Reallocation	(47)	(1,322,955.84)		(1,059,757.28)
Early Terminations	(315)	(6,423,693.21)		(5,397,236.56)
Scheduled Terminations	(382)	(8,392,526.49)		(7,070,053.83)
Pool Balance - End of Period	64,304	1,367,943,257.88	7.40000%	1,174,253,291.29

Remaining Pool Balance
Lease Payment				370,220,614.91
Residual Value				804,032,676.38
Total				1,174,253,291.29

III. DISTRIBUTIONS

Total Collections					46,166,430.40
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					46,166,430.40

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					990,389.84
3. Reimbursement of Sales Proceeds Advance					3,102,709.30
4. Servicing Fee:
Servicing Fee Due					1,005,623.85
Servicing Fee Paid					1,005,623.85
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					5,098,722.99

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					3,272.52

Class A-1 Notes Monthly Interest Paid					3,272.52
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					509,200.00

Class A-2 Notes Monthly Interest Paid					509,200.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					1,180,166.67

Class A-3 Notes Monthly Interest Paid					1,180,166.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2009-A
Monthly Servicer's Report
for the month of February 2010

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	250,409.25

Class A-4 Notes Monthly Interest Paid	250,409.25
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,943,048.44
Total Note and Certificate Monthly Interest Paid	1,943,048.44
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	39,124,658.97

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,495,331.06

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	32,495,331.06
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,629,327.91

Page7 of 9

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2009-A
Monthly Servicer's Report
for the month of February 2010

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,052,832.80
Required Reserve Account Amount		21,158,498.40
Beginning Reserve Account Balance		21,158,498.40
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		21,158,498.40
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,629,327.91
Gross Reserve Account Balance		27,787,826.31
Remaining Available Collections Released to Seller		6,629,327.91
Total Ending Reserve Account Balance		21,158,498.40

V. POOL STATISTICS

Weighted Average Remaining Maturity		15.93
Monthly Prepayment Speed		86%
Lifetime Prepayment Speed		58%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,691,365.89
Securitization Value of Defaulted Receivables and Casualty Receivables	1,538,459.73	82
Aggregate Defaulted and Casualty Gain (Loss)	152,906.16
Pool Balance at Beginning of Collection Period	1,206,748,622.35
Net Loss Ratio	0.0127%

Cumulative Net Losses for all Periods	0.1972%	2,782,161.96

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	11,309,713.79	606
61-90 Days Delinquent	3,155,899.77	162
91-120+ Days Delinquent	754,178.86	41
Total Delinquent Receivables:	15,219,792.42	809
60+ Days Delinquencies as Percentage of Receivables	0.32%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	5,093,312.15	314
Securitization Value	5,237,959.30
Aggregate Residual Gain (Loss)	(144,647.15)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	12,859,279.07	732
Cumulative Securitization Value	13,279,542.17
Cumulative Residual Gain (Loss)	(420,263.10)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		4,803,474.40
Reimbursement of Outstanding Advance		3,102,709.30
Additional Advances for current period		6,900,506.87
Ending Balance of Residual Advance		8,601,271.97

Beginning Balance of Payment Advance		2,874,154.88
Reimbursement of Outstanding Payment Advance		990,389.84
Additional Payment Advances for current period		1,505,739.29
Ending Balance of Payment Advance		3,389,504.33

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2009-A
Monthly Servicer's Report
for the month of February 2010

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No